Statements of Financial Condition (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Trading Equity:
Limited Partners, Units (in units)	7,211,352.161	8,263,198.237
General Partner, Units (in units)	78,414.692	89,167.692
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]
Trading Equity:
Options purchased, premiums paid	3,273	2,240
Limited Partners, Units (in units)	3,983,851.059	4,966,477.604
General Partner, Units (in units)	48,440.343	54,096.343
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]
Trading Equity:
Options purchased, premiums paid	1,737	1,356
Limited Partners, Units (in units)	936,792.541	1,123,253.035
General Partner, Units (in units)	12,152.331	12,152.331
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Trading Equity:
Limited Partners, Units (in units)	9,059,136.131	10,646,418,942
General Partner, Units (in units)	99,481.769	113,836.769
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Trading Equity:
Options purchased, premiums paid	3,780	231,217
Options written, premiums received	7,715	56,970
Limited Partners, Units (in units)	13,483,404.778	15,924,830.135
General Partner, Units (in units)	150,810.001	169,334.001
BHM I, LLC [Member]
ASSETS
Investments, cost	55,017,097	22,166,858
PGR Master Fund [Member]
ASSETS
Investments, cost	8,952,411	0
MB Master Fund [Member]
ASSETS
Investments, cost	8,952,411	0